Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Convertible preferred stock [Member]	Convertible preferred stock [Member] Series A [Member]	Convertible preferred stock [Member] Series B [Member]	Convertible preferred stock [Member] Series C [Member]	Common stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Beginning balance at Dec. 31, 2010	$ (21,204)	$ 26,452	$ 3,747	$ 10,758	$ 11,947		$ 352	$ (21,556)
Beginning balance, shares at Dec. 31, 2010		6,012	1,484	2,242	2,286	1,234
Net loss	(13,180)							(13,180)
Exercise of stock options, shares						13
Exercise of stock options	13						13
Share-based compensation	271						271
Issuance of Series C convertible preferred stock, net of issuance costs, Shares		2,492			2,492
Issuance of Series C convertible preferred stock		13,160			13,160
Ending balance at Dec. 31, 2011	(34,100)	39,612	3,747	10,758	25,107		636	(34,736)
Ending balance, shares at Dec. 31, 2011		8,504	1,484	2,242	4,778	1,247
Net loss	(38,794)							(38,794)
Exercise of stock options, shares						20
Exercise of stock options	24						24
Share-based compensation	662						662
Deemed dividend, convertible notes	(2,039)							(2,039)
Ending balance at Dec. 31, 2012	(74,247)	39,612	3,747	10,758	25,107		1,322	(75,569)
Ending balance, shares at Dec. 31, 2012		8,504	1,484	2,242	4,778	1,267
Net loss	(28,489)							(28,489)
Exercise of stock options, shares	217					217
Exercise of stock options	250						250
Share-based compensation	2,300						2,300
Deemed dividend, convertible notes	(1,378)							(1,378)
Cash exercise of preferred stock warrants, shares		10		10
Cash exercise of preferred stock warrants		47		47
Net exercise of preferred stock warrants, shares						71
Net exercise of preferred stock warrants
Conversion of preferred stock into common stock, shares		(8,514)	(1,484)	(2,252)	(4,778)	8,514
Conversion of preferred stock into common stock	39,659	(39,659)	(3,747)	(10,805)	(25,107)		39,659
Convertible notes converted into common stock, shares						3,741
Convertible notes converted into common stock	44,890						44,890
Cash exercise of common stock warrants, shares						3
Cash exercise of common stock warrants	25						25
Net exercise of common stock warrants, shares						47
Net exercise of common stock warrants
Reclassification of warrants from liability to equity	2,669						2,669
Issuance of common stock upon initial public offering, net of offering costs and underwriter commission, shares						5,463
Issuance of common stock upon initial public offering, net of offering costs and underwriter commission	56,105						56,105
Ending balance at Dec. 31, 2013	$ 41,784						$ 147,220	$ (105,436)
Ending balance, shares at Dec. 31, 2013						19,323